Segment Information - Information by Segment on Current Cost of Supplies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 344,877	$ 388,379	$ 305,179
Interest and other income, of which:	3,625	4,071	2,466
Interest income	899	772	677
Net gains on sale and revaluation of non-current assets and businesses	2,519	3,265	1,640
Production and manufacturing expenses	26,438	26,970	26,652
Selling, distribution and administrative expenses	10,493	11,360	10,509
Research and development	962	986	922
Exploration	2,354	1,340	1,945
Depreciation, depletion and amortisation charge, of which:	28,701	22,135	26,223
Interest expense	4,690	3,745	4,042
Other revenue	3,760	3,348
Impairment losses comprise property, plant and equipment	3,639	1,515	4,572
Impairment losses comprise intangible assets	143	181	233
Inter-segment
Disclosure of operating segments [line items]
Revenue			37,655
Integrated Gas
Disclosure of operating segments [line items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,791	2,273	1,714
Interest and other income, of which:	263	2,230	687
Interest income	0	0	0
Net gains on sale and revaluation of non-current assets and businesses	282	2,231	301
Other	(19)	(1)	386
Taxation charge/(credit) (CCS basis)	2,242	2,795	790
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Revenue	41,322	43,764	32,674
Third-party and inter-segment purchases (CCS basis)	23,498	27,775	22,478
Production and manufacturing expenses	5,768	5,370	5,120
Selling, distribution and administrative expenses	716	458	237
Research and development	181	186	114
Exploration	281	208	141
Depreciation, depletion and amortisation charge, of which:	6,238	4,850	4,965
Impairment losses	579	200	302
Impairment reversals	0	0	(10)
Interest expense	104	212	248
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue	$ 4,280	5,031	4,096
Upstream
Disclosure of operating segments [line items]
Number of operating segments | segment	2
Share of profit/(loss) of joint ventures and associates (CCS basis)	$ 379	285	623
Interest and other income, of which:	2,180	600	1,188
Interest income	0	0	0
Net gains on sale and revaluation of non-current assets and businesses	1,888	712	1,189
Other	292	(112)	(1)
Taxation charge/(credit) (CCS basis)	5,954	8,791	2,409
Upstream | Operating segments
Disclosure of operating segments [line items]
Revenue	9,965	9,892	7,723
Third-party and inter-segment purchases (CCS basis)	7,168	6,144	5,535
Production and manufacturing expenses	11,545	11,463	12,119
Selling, distribution and administrative expenses	48	200	5
Research and development	452	493	533
Exploration	2,073	1,132	1,804
Depreciation, depletion and amortisation charge, of which:	17,003	13,006	17,303
Impairment losses	2,576	1,065	4,118
Impairment reversals	0	(1,265)	(605)
Interest expense	534	591	744
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue	36,448	37,841	32,469
Downstream
Disclosure of operating segments [line items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,725	1,785	1,956
Interest and other income, of which:	266	345	154
Interest income	0	0	0
Net gains on sale and revaluation of non-current assets and businesses	297	302	136
Other	(31)	43	18
Taxation charge/(credit) (CCS basis)	1,241	1,515	1,783
Downstream | Operating segments
Disclosure of operating segments [line items]
Revenue	293,545	334,680	264,731
Third-party and inter-segment purchases (CCS basis)	264,966	303,709	234,321
Production and manufacturing expenses	9,088	10,294	9,519
Selling, distribution and administrative expenses	9,280	10,142	9,789
Research and development	329	307	275
Exploration	0	0	0
Depreciation, depletion and amortisation charge, of which:	5,413	4,064	3,877
Impairment losses	627	424	385
Impairment reversals	(190)	0	0
Interest expense	74	95	109
Downstream | Inter-segment
Disclosure of operating segments [line items]
Revenue	1,132	917	1,090
Corporate
Disclosure of operating segments [line items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	(307)	(222)	(129)
Interest and other income, of which:	916	896	437
Interest income	899	772	677
Net gains on sale and revaluation of non-current assets and businesses	52	20	14
Other	(35)	104	(254)
Taxation charge/(credit) (CCS basis)	(578)	(1,270)	(636)
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue	45	43	51
Third-party and inter-segment purchases (CCS basis)	(6)	1	20
Production and manufacturing expenses	37	(157)	(106)
Selling, distribution and administrative expenses	449	560	478
Research and development	0	0	0
Exploration	0	0	0
Depreciation, depletion and amortisation charge, of which:	47	215	78
Impairment losses	0	7	0
Impairment reversals	0	0	0
Interest expense	3,978	2,847	2,941
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Total
Disclosure of operating segments [line items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	3,588	4,121	4,164
Interest and other income, of which:	3,625	4,071	2,466
Interest income	899	772	677
Net gains on sale and revaluation of non-current assets and businesses	2,519	3,265	1,640
Other	207	34	149
Taxation charge/(credit) (CCS basis)	8,859	11,831	4,346
Total | Operating segments
Disclosure of operating segments [line items]
Revenue	344,877	388,379	305,179
Third-party and inter-segment purchases (CCS basis)	295,626	337,629	262,354
Production and manufacturing expenses	26,438	26,970	26,652
Selling, distribution and administrative expenses	10,493	11,360	10,509
Research and development	962	986	922
Exploration	2,354	1,340	1,945
Depreciation, depletion and amortisation charge, of which:	28,701	22,135	26,223
Impairment losses	3,782	1,696	4,805
Impairment reversals	(190)	(1,265)	(615)
Interest expense	4,690	3,745	4,042
Total | Inter-segment
Disclosure of operating segments [line items]
Revenue	41,860	43,789
CCS earnings
Disclosure of operating segments [line items]
Taxation charge/(credit) (CCS basis)	194	(116)	349
CCS earnings	15,827	24,364	12,471
CCS earnings | Integrated Gas
Disclosure of operating segments [line items]
CCS earnings	8,628	11,444	5,078
CCS earnings | Upstream
Disclosure of operating segments [line items]
CCS earnings	4,195	6,798	1,551
CCS earnings | Downstream
Disclosure of operating segments [line items]
CCS earnings	6,277	7,601	8,258
CCS earnings | Corporate
Disclosure of operating segments [line items]
CCS earnings	(3,273)	(1,479)	(2,416)
CCS earnings | Total
Disclosure of operating segments [line items]
CCS earnings	$ 15,827	$ 24,364	$ 12,471